METROPOLITAN SERIES FUND, INC.

State Street Research Aggressive Growth Portfolio

State Street Research Aurora Portfolio

State Street Research Bond Income Portfolio

State Street Research Diversified Portfolio

State Street Research Investment Trust Portfolio

State Street Research Large Cap Growth Portfolio

State Street Research Large Cap Value Portfolio

State Street Research Money Market Portfolio

(each, a “Portfolio,” and, collectively, the “Portfolios”)

Supplement dated January 31, 2005 to Prospectus dated May 1, 2004 (the “Prospectus”)

On January 18, 2005, shareholders of the Portfolios approved a change of subadviser for each Portfolio from State Street Research & Management Company (“SSRM”) to BlackRock Advisors, Inc. (“BlackRock”) pursuant to new subadvisory agreements between the Fund’s investment adviser, MetLife Advisers, LLC (the “Manager”); and BlackRock. These changes were made in connection with the closing of a transaction (the “Transaction”) between BlackRock, Inc., the parent of BlackRock; BlackRock Financial Management, Inc. (“BlackRock Financial”), a wholly-owned indirect subsidiary of BlackRock, Inc.; MetLife, Inc., the parent of Metropolitan Life Insurance Company (“MetLife”); and MetLife, the indirect parent of the Manager, that resulted in BlackRock Financial purchasing SSRM Holdings, Inc., the parent of SSRM, from MetLife. The new subadvisory agreements took effect on January 31, 2005, the date on which the Transaction closed.

Also at their January 18, 2005 meeting, shareholders of the State Street Research Aggressive Growth Portfolio, the State Street Research Aurora Portfolio, the State Street Research Diversified Portfolio, the State Street Research Investment Trust Portfolio and the State Street Research Large Cap Value Portfolio (collectively, the “SSR New Management Agreement Portfolios”), approved new advisory agreements between the Fund and the Manager with respect to the SSR New Management Agreement Portfolios. The new advisory agreements also took effect on January 31, 2005.

PORTFOLIO NAME CHANGES

Effective January 31, 2005, the names of the Portfolios changed as shown in the following table. The Fund has been informed that the Insurance Companies (as defined in the Prospectus) may temporarily continue to refer to the Portfolios by the names such Portfolios had prior to the January 31, 2005 name changes in their forms and communications with variable annuity and variable life contract owners and Qualified Plans (as defined in the Prospectus) and prospective contract owners and Qualified Plans until the Insurance Companies are able to revise such documents.

Prior Portfolio Name	New Portfolio Name
State Street Research Aggressive Growth Portfolio	BlackRock Aggressive Growth Portfolio
State Street Research Aurora Portfolio	BlackRock Strategic Value Portfolio
State Street Research Bond Income Portfolio	BlackRock Bond Income Portfolio
State Street Research Diversified Portfolio	BlackRock Diversified Portfolio
State Street Research Investment Trust Portfolio	BlackRock Investment Trust Portfolio
State Street Research Large Cap Growth Portfolio	BlackRock Legacy Large Cap Growth Portfolio
State Street Research Large Cap Value Portfolio	BlackRock Large Cap Value Portfolio
State Street Research Money Market Portfolio	BlackRock Money Market Portfolio

CHANGES TO PROSPECTUS DISCLOSURE

Effective January 31, 2005, the following changes are made to the prospectus disclosure relating to the Portfolios.

    Each Portfolio

With respect to each Portfolio, all references to “State Street Research & Management Company” are changed to references to “BlackRock Advisors, Inc.,” and all references to “State Street Research” are changed to references to “BlackRock.”

Under each Portfolio’s respective section entitled “Portfolio Management,” the first paragraph is deleted in its entirety and replaced with the following:

“BlackRock was organized in 1994 to perform advisory services for investment companies and is located at 100 Bellevue Parkway, Wilmington, DE 19809. BlackRock is a wholly-owned subsidiary of BlackRock, Inc., which had approximately $342 billion of assets under management as of December 31, 2004. BlackRock, Inc. is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc.”

    BlackRock Aggressive Growth Portfolio

Under the section entitled “Investment Performance Record,” the following sentences are added at the end of the first paragraph:

“On January 31, 2005, BlackRock succeeded State Street Research & Management Company (“State Street Research”) as subadviser to the Portfolio. The performance information set forth below reflects the management of State Street Research, but not of BlackRock.”

Under the section entitled “Portfolio Management,” the second paragraph is deleted in its entirety and replaced with the following:

“Neil Wagner and Eileen Leary are responsible for the day-to-day management of the Portfolio. Mr. Wagner, a Managing Director at BlackRock since January 2004, joined BlackRock in April 2002. Mr. Wagner was a portfolio manager at Massachusetts Financial Services from 1998 to 2000, a senior research analyst at DFS Advisors LLC from 1997 to 1998 and an associate at Berkshire Partners from 1995 to 1997. Ms. Leary, who was a senior vice president of State Street Research, the Portfolio’s subadviser prior to January 31, 2005, has been responsible for the day-to-day management of the Portfolio since October 2002. She joined State Street Research in 1989, and has been an investment professional since 1993.”

    BlackRock Bond Income Portfolio

Under the section entitled “Investment Performance Record,” the final two sentences of the first paragraph are deleted in their entirety and replaced with the following:

“On July 1, 2001, State Street Research & Management Company (“State Street Research”) succeeded Back Bay Advisors, L.P. (“BackBay Advisors”) as subadviser to the Portfolio. On January 31, 2005, BlackRock succeeded State Street Research as subadviser to the Portfolio. The performance information set forth below reflects the management of both Back Bay Advisors and State Street Research, but not of BlackRock.”

Under the section entitled “Portfolio Management,” the second paragraph is deleted in its entirety and replaced with the following:

“Keith Anderson and Scott Amero are responsible for the day-to-day management of the Portfolio. Mr. Anderson is a Managing Director at BlackRock, and has been a Managing Director of BlackRock Financial

Management, Inc., an affiliate of BlackRock, since 1988. Mr. Amero has been a Managing Director of BlackRock Financial Management, Inc. since 1990.”

    BlackRock Diversified Portfolio

Under the section entitled “Principal Investment Strategies,” the first and second paragraphs are deleted in their entirety and replaced with the following:

“BlackRock Advisors, Inc. (“BlackRock”), subadviser to the Portfolio, under normal circumstances invests the Portfolio’s assets in equity securities and fixed-income securities. The amount of assets invested in each type of security will depend upon economic conditions, the general level of common stock prices, interest rates and other relevant considerations, including the risks associated with each type of security.

The Portfolio’s investments in equity securities will be in stocks and convertible securities that BlackRock believes have attractive long-term risk adjusted return potential.”

Also under the section entitled “Principal Investment Strategies,” the seventh paragraph and the sidebar beginning
“[c]ommerical paper is a kind of…” are deleted in their entirety.

In the section entitled “Principal Investment Strategies,” under the subsection entitled “Investment Selection,” the first paragraph is deleted in its entirety and replaced with the following:

“Equity Securities.    With respect to the Portfolio’s investments in equity securities, BlackRock’s portfolio management team responsible for the Portfolio uses the S&P 500® Index as a benchmark, and uses quantitative techniques to analyze a universe of approximately 800 companies, including those in the S&P 500® Index and about 300 other large and medium capitalization companies. Using a multi-factor model, the portfolio management team then identifies stocks with rising earnings expectations that are selling at low relative valuations when compared with their sector peers. Based on this information, and using sophisticated risk measurement tools, the portfolio management team then selects stocks, together with appropriate position weightings, that it believes will maximize the Portfolio’s equity portion’s return per unit of risk. With respect to the equity portion, the Portfolio seeks to maintain the market capitalization, sector allocations and style characteristics of such portion similar to those of the S&P 500® Index. Seeking to maintain the optimal risk/return trade-off, the portfolio management team rebalances the holdings in such portion regularly. The team assesses each stock’s changing characteristics relative to its contribution to portfolio risk. A stock is a candidate for sale when it no longer offers an appropriate return-to-risk trade-off. With respect to its equity portion, in order to remain fully invested and instead of purchasing and selling securities directly, the Portfolio may invest in depository receipts that seek to replicate the price performance and dividend yield of the S&P 500® Index.”

In the section entitled “Principal Investment Strategies,” under the subsection entitled “Investment Selection,” the third paragraph and the sidebar beginning “[c]ertain U.S. Government Securities…” are deleted in their entirety.

Under the section entitled “Investment Performance Record,” the following sentences are added at the end of the first paragraph:

“On January 31, 2005, BlackRock succeeded State Street Research & Management Company (“State Street Research”) as subadviser to the Portfolio. The performance information set forth below reflects the management of State Street Research, but not of BlackRock.”

Under the section entitled “Portfolio Management,” the second paragraph is deleted in its entirety and replaced with the following:

“The fixed-income portion of the Portfolio is managed by Keith Anderson and Scott Amero, whereas the equity portion is managed by David E. Byrket, CFA, and Frederick W. Herrmann, CFA. Mr. Anderson is a

Managing Director at BlackRock, and has been a Managing Director of BlackRock Financial Management, Inc., an affiliate of BlackRock, since 1988. Mr. Amero has been a Managing Director of BlackRock Financial, Inc. since 1990. Mr. Byrket and Mr. Herrmann are Managing Directors of BlackRock, which they joined in 2003. Mr. Byrket and Mr. Herrmann were Managing Directors of Weiss, Peck and Greer, LLC from 2001 until 2003, and managed that firm’s quantitative equity portfolios from 1996 until 2003.”

    BlackRock Investment Trust Portfolio

Under the section entitled “Principal Investment Strategies,” the first and second paragraphs are deleted in their entirety and replaced with the following:

“BlackRock seeks to achieve the Portfolio’s investment objective by investing at least 80% of the Portfolio’s net assets in equity securities. In pursuit of this goal, the BlackRock portfolio management team responsible for the Portfolio uses the S&P 500® Index as a benchmark.

Stock Selection

Under BlackRock, the Portfolio’s portfolio management team uses quantitative techniques to analyze a universe of approximately 800 companies, including those in the S&P 500® Index and about 300 other large and medium capitalization companies. Using a multi-factor model, the portfolio management team then identifies stocks with rising earnings expectations that are selling at low relative valuations when compared with their sector peers. Based on this information, and using sophisticated risk measurement tools, the portfolio management team then selects stocks, together with appropriate position weightings, that it believes will maximize the Portfolio’s return per unit of risk. The Portfolio seeks to maintain its market capitalization, sector allocations and style characteristics similar to those of the S&P 500® Index. Seeking to maintain the optimal risk/return trade-off, the portfolio management team rebalances the Portfolio’s holdings regularly. The team assesses each stock’s changing characteristics relative to its contribution to portfolio risk. A stock is a candidate for sale when it no longer offers an appropriate return-to-risk trade-off. In order to remain fully invested and instead of purchasing and selling securities directly, the Portfolio may invest in depository receipts that seek to replicate the price performance and dividend yield of the S&P 500® Index.”

Also under the section entitled “Principal Investment Strategies,” the sidebar beginning “[i]nvestment grade: Moody’s and Standard & Poor’s are rating agencies…” is deleted in its entirety.

Under the section entitled “Investment Performance Record,” the following sentences are added at the end of the first paragraph:

“On January 31, 2005, BlackRock succeeded State Street Research & Management Company (“State Street Research”) as subadviser to the Portfolio. The performance information set forth below reflects the management of State Street Research, but not of BlackRock.”

Under the section entitled “Portfolio Management,” the second paragraph is deleted in its entirety and replaced with the following:

“The Portfolio is managed by David E. Byrket, CFA, and Frederick W. Herrmann, CFA. Mr. Byrket and Mr. Herrmann are Managing Directors of BlackRock, which they joined in 2003. Mr. Byrket and Mr. Herrmann were Managing Directors of Weiss, Peck and Greer, LLC from 2001 until 2003, and managed that firm’s quantitative equity portfolios from 1996 until 2003.”

    BlackRock Legacy Large Cap Growth Portfolio

Under the section entitled “Investment Performance Record,” the final two sentences of the first paragraph are deleted in their entirety and replaced with the following:

“On May 1, 2004, the Portfolio changed its subadviser from Fred Alger Management, Inc. (“Alger”) to State Street Research & Management Company (“State Street Research”) and also changed its investment objective and principal investment strategies. On January 31, 2005, BlackRock succeeded State Street Research as subadviser to the Portfolio. The performance information set forth below reflects the management of Alger, but not of State Street Research or BlackRock.”

Under the section entitled “Average Annual Total Returns for Periods Ending December 31,” the text of the second footnote to the table is deleted in its entirety and replaced with the following:

“In the future, the Portfolio’s performance will be compared to the Russell 1000 Growth Index instead of the S&P 500 Index. BlackRock, which became subadviser of the Portfolio as of January 31, 2005, believes that the Russell 1000 Growth Index better reflects the universe of securities in which the Portfolio invests.”

Under the section entitled “Portfolio Management,” the second paragraph is deleted in its entirety and replaced with the following:

“The Portfolio is managed by BlackRock’s Large Cap Growth Team, which consists of the same individuals as were responsible for managing the Portfolio when State Street Research was the Portfolio’s subadviser (from May 1, 2004 until January 31, 2005).”

    BlackRock Large Cap Value Portfolio

Under the section entitled “Principal Investment Strategies,” the first and second paragraphs are deleted in their entirety and replaced with the following:

“BlackRock Advisors, Inc. (“BlackRock”), subadviser to the Portfolio, under normal market conditions, invests at least 80% of the Portfolio’s net assets in a portfolio of large capitalization companies, which may include common and preferred stocks and convertible securities. You will receive 60 days’ prior notice if this 80% minimum is going to change. BlackRock considers large capitalization companies to be those with market capitalizations within the capitalization range of companies included in the Russell 1000 Value Index. BlackRock will continue to consider stock of a company to be stock of a large capitalization company, and may continue to hold the stock, even if the company has moved outside the capitalization range of the Russell 1000 Value Index. In the future, BlackRock may define large capitalization companies using a different index or classification system. The Portfolio may also invest up to 20% of its assets in stocks of companies that are not large capitalization companies. This 20% may also include other securities, such as U.S. Government bonds and smaller capitalization stocks. The Portfolio may invest in foreign securities.

Stock Selection

Under BlackRock, the Portfolio’s portfolio management team uses quantitative techniques to analyze a universe of approximately 800 value companies. The portfolio management team uses a multi-factor model, which identifies the key factors that drive the performance of value stocks. Using this multi-factor model, the portfolio management team identifies stocks with low relative valuations and improving earnings expectations when compared with their sector peers. Based on this information, and using sophisticated risk measurement tools, the portfolio management team then selects stocks, together with appropriate position weightings, that it believes will maximize the Portfolio’s return per unit of risk. The Portfolio seeks to maintain its market capitalization, sector allocations and style characteristics similar to those of the Russell 1000 Value Index. Seeking to maintain the optimal risk/return trade-off, the portfolio management team rebalances the Portfolio’s holdings regularly. The team assesses each stock’s changing characteristics relative to its contribution to portfolio risk. A stock is a candidate for sale when it no longer offers an appropriate return-to-risk trade-off. In order to remain fully invested and instead of purchasing and selling securities directly, the Portfolio may invest in depository receipts that seek to replicate the price performance and dividend yield of the Russell 1000 Value Index.”

Under the section entitled “Investment Performance Record,” the following sentences are added at the end of the first paragraph:

“On January 31, 2005, BlackRock succeeded State Street Research & Management Company (“State Street Research”) as subadviser to the Portfolio. The performance information set forth below reflects the management of State Street Research, but not of BlackRock.”

Under the section entitled “Portfolio Management,” the second paragraph is deleted in its entirety and replaced with the following:

“The Portfolio is managed by David E. Byrket, CFA, and Frederick W. Herrmann, CFA. Mr. Byrket and Mr. Herrmann are Managing Directors of BlackRock, which they joined in 2003. Mr. Byrket and Mr. Herrmann were Managing Directors of Weiss, Peck and Greer, LLC from 2001 until 2003, and managed that firm’s quantitative equity portfolios from 1996 until 2003.”

The section entitled “Past Performance of a Similarly Managed Fund” is deleted in its entirety.

    BlackRock Money Market Portfolio

Under the section entitled “Investment Performance Record,” the final two sentences of the first paragraph are deleted in their entirety and replaced with the following:

“On July 1, 2001, State Street Research & Management Company (“State Street Research”) succeeded Back Bay Advisors, L.P. (“Back Bay Advisors”) as subadviser to the Portfolio. On January 31, 2005, BlackRock succeeded State Street Research as subadviser to the Portfolio. The performance information set forth below reflects the management of both Back Bay Advisors and State Street Research, but not of BlackRock.”

    BlackRock Strategic Value Portfolio

Under the section entitled “Investment Performance Record,” the following sentences are added at the end of the first paragraph:

“On January 31, 2005, BlackRock succeeded State Street Research & Management Company (“State Street Research”) as subadviser to the Portfolio. The performance information set forth below reflects the management of State Street Research, but not of BlackRock.”

Under the section entitled “Portfolio Management,” the second paragraph is deleted in its entirety and replaced with the following:

“The Portfolio is managed by Wayne J. Archambo. Mr. Archambo has been a Managing Director of BlackRock since joining the firm in January 2002. Mr. Archambo was a founding partner of Boston Partners Asset Management, L.P. from its inception in 1995 until 2002, during which time he was also Manager of that firm’s small and mid cap value equity products.”

METROPOLITAN SERIES FUND, INC.

State Street Research Aggressive Growth Portfolio

State Street Research Aurora Portfolio

State Street Research Bond Income Portfolio

State Street Research Diversified Portfolio

State Street Research Investment Trust Portfolio

State Street Research Large Cap Growth Portfolio

State Street Research Large Cap Value Portfolio

State Street Research Money Market Portfolio

(each, a “Portfolio,” and, collectively, the “Portfolios”)

Supplement dated January 31, 2005

to Statement of Additional Information

dated May 1, 2004

Effective January 31, 2005, BlackRock Advisors, Inc. succeeded State Street Research & Management Company as subadviser to the Portfolios. This supplement contains revisions to information contained in the May 1, 2004 Metropolitan Series Fund, Inc. Statement of Additional Information (“SAI”) that are being made in response to this subadviser change and should only be read along with the May 1, 2004 Metropolitan Series Fund, Inc. Prospectus (as supplemented) (the “Prospectus”) and SAI.

PORTFOLIO NAME CHANGES

Effective January 31, 2005, the names of the Portfolios changed as shown in the following table. The Fund has been informed that the Insurance Companies (as defined in the Prospectus) may temporarily continue to refer to the Portfolios by the names such Portfolios had prior to the January 31, 2005 name changes in their forms and communications with variable annuity and variable life contract owners and Qualified Plans (as defined in the Prospectus) and prospective contract owners and Qualified Plans until the Insurance Companies are able to revise such documents.

Prior Portfolio Name	New Portfolio Name
State Street Research Aggressive Growth Portfolio	BlackRock Aggressive Growth Portfolio
State Street Research Aurora Portfolio	BlackRock Strategic Value Portfolio
State Street Research Bond Income Portfolio	BlackRock Bond Income Portfolio
State Street Research Diversified Portfolio	BlackRock Diversified Portfolio
State Street Research Investment Trust Portfolio	BlackRock Investment Trust Portfolio
State Street Research Large Cap Growth Portfolio	BlackRock Legacy Large Cap Growth Portfolio
State Street Research Large Cap Value Portfolio	BlackRock Large Cap Value Portfolio
State Street Research Money Market Portfolio	BlackRock Money Market Portfolio

CHANGES TO SAI DISCLOSURE

Effective January 31, 2005, the following changes are made to the SAI disclosure relating to the Portfolios.

    Each Portfolio

All references to the former names of the Portfolios contained in the SAI are changed to the Portfolios’ new names, as shown in the above table.

    BlackRock Diversified Portfolio

Under the section entitled “Investment Objectives and Policies,” in the disclosure for the Portfolio on page 11 of the SAI, the sentence beginning “[i]t is the Portfolio’s policy not to make an investment in restricted securities…” is deleted in its entirety and replaced with the following:

“It is the Portfolio’s policy not to make an investment in restricted securities, including Rule 144A Securities, if, as a result, more than 50% of the Portfolio’s total assets are invested in restricted securities, provided not more than 15% of the Portfolio’s total assets are invested in illiquid securities.”

    BlackRock Money Market Portfolio

With regard to investment practices in which the Portfolio is permitted to engage (as shown by the table on pages 27 through 30 of the SAI), effective January 31, 2005, such Portfolio (i) is permitted to invest in mortgage-related securities; and (ii) is not permitted to engage in foreign currency transactions, including forward contracts, futures and options.